Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
October 31, 2021

Dates Covered
Collections Period	10/01/21 - 10/31/21
Interest Accrual Period	10/15/21 - 11/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/21	900,021,177.80	34,993
Yield Supplement Overcollateralization Amount 09/30/21	30,733,928.83	0
Receivables Balance 09/30/21	930,755,106.63	34,993
Principal Payments	31,794,271.10	634
Defaulted Receivables	1,037,086.04	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/21	29,262,945.44	0
Pool Balance at 10/31/21	868,660,804.05	34,319

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.41%
Prepayment ABS Speed	1.66%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	5,915,439.50	216
Past Due 61-90 days	1,965,803.24	71
Past Due 91-120 days	208,571.98	15
Past Due 121+ days	0.00	0
Total	8,089,814.72	302

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.90%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	933,170.18
Aggregate Net Losses/(Gains) - October 2021	103,915.86
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.13%
Prior Net Losses/(Gains) Ratio	0.44%
Second Prior Net Losses/(Gains) Ratio	0.20%
Third Prior Net Losses/(Gains) Ratio	0.05%
Four Month Average	0.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.06%

Overcollateralization Target Amount	9,989,599.25
Actual Overcollateralization	9,989,599.25
Weighted Average Contract Rate	4.02%
Weighted Average Contract Rate, Yield Adjusted	5.55%
Weighted Average Remaining Term	57.91

Flow of Funds	$ Amount
Collections	35,756,356.81
Investment Earnings on Cash Accounts	80.74
Servicing Fee	(775,629.26)
Transfer to Collection Account	-
Available Funds	34,980,808.29

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	246,601.76
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	5,050,130.21
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,960,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,989,599.25
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,689,656.07

Total Distributions of Available Funds	34,980,808.29

Servicing Fee	775,629.26
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 10/15/21	889,670,934.26
Principal Paid	30,999,729.46
Note Balance @ 11/15/21	858,671,204.80

Class A-1
Note Balance @ 10/15/21	8,970,934.26
Principal Paid	8,970,934.26
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-2
Note Balance @ 10/15/21	368,090,000.00
Principal Paid	22,028,795.20
Note Balance @ 11/15/21	346,061,204.80
Note Factor @ 11/15/21	94.0153780%

Class A-3
Note Balance @ 10/15/21	368,080,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	368,080,000.00
Note Factor @ 11/15/21	100.0000000%

Class A-4
Note Balance @ 10/15/21	96,650,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	96,650,000.00
Note Factor @ 11/15/21	100.0000000%

Class B
Note Balance @ 10/15/21	31,920,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	31,920,000.00
Note Factor @ 11/15/21	100.0000000%

Class C
Note Balance @ 10/15/21	15,960,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	15,960,000.00
Note Factor @ 11/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	291,422.76
Total Principal Paid	30,999,729.46
Total Paid	31,291,152.22

Class A-1
Coupon	0.11025%
Interest Paid	851.68
Principal Paid	8,970,934.26
Total Paid to A-1 Holders	8,971,785.94

Class A-2
Coupon	0.20000%
Interest Paid	61,348.33
Principal Paid	22,028,795.20
Total Paid to A-2 Holders	22,090,143.53

Class A-3
Coupon	0.42000%
Interest Paid	128,828.00
Principal Paid	0.00
Total Paid to A-3 Holders	128,828.00

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2746162
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.2119577
Total Distribution Amount	29.4865739

A-1 Interest Distribution Amount	0.0047184
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	49.7004668
Total A-1 Distribution Amount	49.7051852

A-2 Interest Distribution Amount	0.1666667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	59.8462202
Total A-2 Distribution Amount	60.0128869

A-3 Interest Distribution Amount	0.3500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3500000

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	162.91
Noteholders' Third Priority Principal Distributable Amount	514.84
Noteholders' Principal Distributable Amount	322.25

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/21	2,659,652.60
Investment Earnings	56.73
Investment Earnings Paid	(56.73)
Deposit/(Withdrawal)	-
Balance as of 11/15/21	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,194,671.15	$5,021,647.77	$5,441,359.06
Number of Extensions	139	164	166
Ratio of extensions to Beginning of Period Receivables Balance	0.45%	0.52%	0.55%